Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Oct. 31, 2021
Disclosure of internal credit grades [line items]
ECL allowance	$ 22			$ 22	$ 19
Residential mortgages	261,986			261,986	251,526
Business and government loans	172,475			172,475	150,213
Customers' liability under acceptances	11,736			11,736	10,958
Expected credit loss allowance on debt securities classified at amortized cost	13	$ 12	$ 15	13	15
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	11,736			11,736	10,958
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Expected credit loss allowance on debt securities classified at amortized cost	11				13
Stage 3 [member] | Other assets [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	14			14	18
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	7			7	16
Business and government loans	$ 27,564			$ 27,564	$ 25,651